Accounts Receivable, Net	12 Months Ended
Dec. 31, 2019
Receivables [Abstract]
Accounts Receivable, Net
6.	Accounts receivable, net

	As of
	December 31, 2018	December 31, 2019
Accounts receivable, gross	203,984,074	526,822,932
Less: allowance for doubtful accounts	—	—
Accounts receivable, net	203,984,074	526,822,932